Grupo Santander - Agreement for the acquisition of TSB Banking Group plc (Details) - TSB Banking Group Limited € in Millions, £ in Millions	Apr. 30, 2026 GBP (£)	Apr. 30, 2026 EUR (€)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Cash transferred	£ 2,867	€ 3,318